SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(C)	219	$—*

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B(A)(C)(D)	—*	—

Education Services – 1.9%
Laureate Education, Inc., Class A(A)	5,108	89,951

Hotels, Resorts & Cruise Lines – 1.0%
Studio City International Holdings Ltd. ADR(A)	2,268	45,358

Total Consumer Discretionary - 2.9%		135,309

Consumer Staples

Agricultural Products – 0.0%
ASG Warrant Corp.(A)(B)(C)	20	—*

Total Consumer Staples - 0.0%		—*

Energy

Coal & Consumable Fuels – 0.1%
Westmoreland Coal Co.(A)	212	2,543

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC(A)(B)(C)(D)(E)	18	4,584
McDermott International, Inc.(A)	128	86
		4,670

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd.(A)(B)(C)(E)	2,856	—*
Sabine Oil & Gas Corp.(A)(C)(D)	5	378
		378
Total Energy - 0.2%		7,591

Financials

Specialized Finance – 0.3%
Maritime Finance Co. Ltd.(A)(B)(C)(D)	1,750	12,826

Total Financials - 0.3%		12,826

Health Care

Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(E)	297	823

Total Health Care - 0.0%		823

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(A)(B)(C)(D)	19,683	966

Total Industrials - 0.0%		966

TOTAL COMMON STOCKS – 3.4%		$157,515
(Cost: $157,477)

PREFERRED STOCKS

Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(C)(D)	49,044	—*
St. John Knits International, Inc.(A)(C)	48	—*
		—*
Total Consumer Staples - 0.0%		—*

Energy

Oil & Gas Exploration & Production – 1.1%
Targa Resources Corp.,
9.500%(A)(D)	47	51,179

Total Energy - 1.1%		51,179

TOTAL PREFERRED STOCKS – 1.1%		$51,179
(Cost: $74,746)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(F)	133	5

TOTAL WARRANTS – 0.0%		$5
(Cost: $37)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Alternative Carriers – 0.1%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22(G)	$3,299	2,985

Broadcasting – 1.2%
Clear Channel Outdoor Holdings, Inc.,
5.125%, 8-15-27(H)	30,428	31,685
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2-15-24(H)	22,859	25,316
		57,001

Cable & Satellite – 8.8%
Altice Financing S.A.:
6.625%, 2-15-23(H)	9,283	9,446
7.500%, 5-15-26(H)	29,379	31,582
Altice France S.A.:
7.375%, 5-1-26(H)	35,587	38,208
8.125%, 2-1-27(H)	36,628	41,252
Altice Luxembourg S.A.,
10.500%, 5-15-27(H)	63,656	72,571
Altice S.A.,
7.625%, 2-15-25(H)	37,539	39,041
Altice U.S. Finance I Corp.,
5.500%, 5-15-26(H)	21,539	22,804
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(H)	8,288	8,733
5.000%, 2-1-28(H)	27,490	28,846
CSC Holdings LLC:
5.375%, 2-1-28(H)	30,790	32,830
5.750%, 1-15-30(H)	7,623	8,137
DISH DBS Corp.:
5.875%, 7-15-22	13,090	13,875
5.875%, 11-15-24	11,998	12,261
7.750%, 7-1-26	17,979	19,047

Neptune Finco Corp.,
6.625%, 10-15-25(H)	8,618	9,146
VTR Finance B.V.,
6.875%, 1-15-24(H)	28,053	28,684
		416,463

Integrated Telecommunication Services – 3.9%
Frontier Communications Corp.:
6.875%, 1-15-25	33,503	16,249
11.000%, 9-15-25	51,015	24,742
8.500%, 4-1-26(H)	64,051	64,852
West Corp.,
8.500%, 10-15-25(G)(H)	96,596	77,277
		183,120

Publishing – 0.5%
MDC Partners, Inc.,
6.500%, 5-1-24(H)	26,290	23,793

Wireless Telecommunication Service – 1.7%
Digicel Group Ltd.:
6.000%, 4-15-21(H)	11,390	8,884
8.250%, 9-30-22(H)	4,813	1,155
8.250%, 12-30-22(H)	17,364	9,681
Digicel Group Ltd. (7.125% Cash and 2.000% PIK),
9.125%, 4-1-24(H)(I)	18,549	2,830
Digicel International Finance Ltd.,
8.750%, 5-25-24(H)	47,517	46,329
Digicel Ltd.,
6.750%, 3-1-23(H)	16,149	9,367
		78,246

Total Communication Services - 16.2%		761,608

Consumer Discretionary

Automotive Retail – 0.4%
Allison Transmission, Inc.,
5.000%, 10-1-24(H)	5,787	5,924
Lithia Motors, Inc.,
4.625%, 12-15-27(H)	6,057	6,226
Sonic Automotive, Inc.,
6.125%, 3-15-27	6,881	7,174
		19,324

Casinos & Gaming – 2.3%
Boyd Gaming Corp.,
4.750%, 12-1-27(H)	11,367	11,808
Everi Payments, Inc.,
7.500%, 12-15-25(H)	25,914	27,793
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24(H)	16,434	16,804
Golden Nugget, Inc.,
6.750%, 10-15-24(H)	24,265	25,114
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5-15-28(H)	1,513	1,619
7.250%, 11-15-29(H)	1,513	1,645
Wynn Macau Ltd.:
4.875%, 10-1-24(H)	5,405	5,527
5.500%, 10-1-27(H)	13,880	14,435
5.125%, 12-15-29(H)	2,269	2,315
		107,060

Education Services – 1.5%
Laureate Education, Inc.,
8.250%, 5-1-25(H)	66,155	71,199

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc.,
7.250%, 5-1-25(H)	15,111	16,433

Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27	12,760	13,731

Specialized Consumer Services – 0.3%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10-1-21(H)	10,087	10,125
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22(H)	5,409	5,429
		15,554

Specialty Stores – 3.2%
Party City Holdings, Inc.,
6.625%, 8-1-26(G)(H)	10,823	7,630
Staples, Inc.:
7.500%, 4-15-26(H)	95,592	99,177
10.750%, 4-15-27(H)	42,211	42,844
		149,651

Total Consumer Discretionary - 8.3%		392,952

Consumer Staples

Food Distributors – 0.4%
Performance Food Group, Inc.:
5.500%, 6-1-24(H)	17,758	18,202
5.500%, 10-15-27(H)	2,657	2,840
		21,042

Packaged Foods & Meats – 5.4%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(H)	37,276	38,357
5.750%, 6-15-25(H)	30,529	31,597
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28(H)	19,445	21,487
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(H)	3,056	3,396
5.500%, 1-15-30(H)	11,404	12,249
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(H)	5,439	5,622
5.875%, 9-30-27(H)	19,457	21,038
Post Holdings, Inc.:
5.500%, 3-1-25(H)	6,059	6,347
5.000%, 8-15-26(H)	8,493	8,971
5.750%, 3-1-27(H)	37,477	40,194
Simmons Foods, Inc.:
7.750%, 1-15-24(H)	9,683	10,433
5.750%, 11-1-24(H)	51,808	52,067
		251,758
Total Consumer Staples - 5.8%		272,800

Energy

Oil & Gas Drilling – 1.0%
KCA Deutag UK Finance plc,
7.250%, 5-15-21(H)	31,548	21,453
Offshore Drilling Holding S.A.,
8.375%, 9-20-20(H)(J)	64,569	18,726
Valaris plc,
7.750%, 2-1-26	15,502	8,758
		48,937

Oil & Gas Equipment & Services – 0.3%
Nine Energy Service, Inc.,
8.750%, 11-1-23(H)	11,591	9,389

SESI LLC,
7.125%, 12-15-21(G)	7,092	6,049
		15,438

Oil & Gas Exploration & Production – 3.8%
Bellatrix Exploration Ltd.,
8.500%, 9-11-23(B)(K)	6,693	6,866
Bellatrix Exploration Ltd. (3.000% Cash and
9.500% PIK),
9.500%, 12-15-23(B)(I)(K)	7,293	7,448
Chesapeake Energy Corp.,
11.500%, 1-1-25	18,538	17,519
Crownrock L.P.,
5.625%, 10-15-25(H)	46,856	47,793
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(H)	15,582	16,089
5.750%, 1-30-28(H)	11,167	11,739
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26(H)	22,519	13,511
Laredo Petroleum, Inc.,
6.250%, 3-15-23(G)	5,489	5,146
Sanchez Energy Corp.,
7.250%, 2-15-23(G)(H)(K)	3,888	2,527
Seven Generations Energy Ltd.:
6.750%, 5-1-23(H)	33,902	34,749
5.375%, 9-30-25(H)	11,912	11,972
Ultra Resources, Inc. (9.000% Cash and 2.000% PIK),
11.000%, 7-12-24(I)	6,917	1,107
		176,466

Oil & Gas Refining & Marketing – 1.9%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	8,071	8,224
6.375%, 7-1-26	2,319	2,353
Comstock Escrow Corp.,
9.750%, 8-15-26	65,736	59,656
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(H)(K)	7,688	154
8.000%, 2-15-25(H)(K)	8,197	164
7.750%, 5-15-26(H)(K)	11,584	8,282
QEP Resources, Inc.,
5.625%, 3-1-26(G)	9,650	9,411
		88,244
Total Energy - 7.0%		329,085

Financials

Consumer Finance – 0.3%
CURO Group Holdings Corp.,
8.250%, 9-1-25(H)	17,345	15,263

Financial Exchanges & Data – 0.8%
Refinitiv U.S. Holdings, Inc.,
8.250%, 11-15-26(H)	30,546	34,402

Insurance Brokers – 2.0%
NFP Corp.:
6.875%, 7-15-25(H)	75,728	75,917
8.000%, 7-15-25(H)	15,285	15,591
		91,508

Other Diversified Financial Services – 1.7%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5-1-19(H)(I)(K)	172,547	75,920

Property & Casualty Insurance – 1.5%
Amwins Group, Inc.,
7.750%, 7-1-26(H)	34,502	38,129

Hub International Ltd.,
7.000%, 5-1-26(H)	29,589	31,290
		69,419

Specialized Finance – 1.6%
BCPE Cycle Merger Sub II, Inc.,
10.625%, 7-15-27(H)	30,481	31,243
Compass Group Diversified Holdings LLC,
8.000%, 5-1-26(H)	15,494	16,772
Tervita Escrow Corp.,
7.625%, 12-1-21(H)	7,723	7,771
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4-1-23(H)	20,104	18,194
		73,980

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25(H)	19,671	19,278

Total Financials - 8.3%		379,770

Health Care

Health Care Facilities – 1.6%
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12-1-26(H)	31,450	35,538
Surgery Center Holdings, Inc.,
10.000%, 4-15-27(H)	34,483	37,845
		73,383

Health Care Services – 0.6%
Heartland Dental LLC,
8.500%, 5-1-26(H)	28,417	29,092

Health Care Technology – 1.3%
Verscend Holding Corp.,
9.750%, 8-15-26(H)	57,280	62,650

Life Sciences Tools & Services – 0.3%
Avantor, Inc.,
9.000%, 10-1-25(H)	11,049	12,348

Pharmaceuticals – 2.4%
Advanz Pharma Corp.,
8.000%, 9-6-24(G)	2,610	2,462
Bausch Health Cos., Inc.:
6.125%, 4-15-25(H)	6,848	7,076
9.000%, 12-15-25(H)	5,419	6,163
9.250%, 4-1-26(H)	15,514	17,819
8.500%, 1-31-27(H)	19,261	21,934
Eagle Holding Co. II LLC
(7.500% Cash or 8.500% PIK),
7.750%, 5-15-22(H)(I)	34,432	34,961
Par Pharmaceutical, Inc.,
7.500%, 4-1-27(H)	20,717	20,613
		111,028
Total Health Care - 6.2%		288,501

Industrials

Aerospace & Defense – 5.6%
TransDigm UK Holdings plc,
6.875%, 5-15-26	13,157	14,012
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	24,794	25,571
6.500%, 5-15-25	7,918	8,235
6.250%, 3-15-26(H)	21,492	23,267
6.375%, 6-15-26	16,934	17,960
7.500%, 3-15-27	15,351	16,791
5.500%, 11-15-27(H)	37,552	37,974
Wolverine Escrow LLC:
8.500%, 11-15-24(H)	41,229	42,672
9.000%, 11-15-26(H)	60,140	62,997

13.125%, 11-15-27(G)(H)	12,105	12,438
		261,917

Diversified Support Services – 0.5%
Ahern Rentals, Inc.,
7.375%, 5-15-23(H)	25,226	19,992
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26	2,710	2,907
		22,899

Electrical Components & Equipment – 0.2%
Vertiv Group Corp.,
9.250%, 10-15-24(H)	4,543	4,884
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK),
12.000%, 2-15-22(H)(I)	2,116	2,195
		7,079

Environmental & Facilities Services – 1.1%
GFL Environmental, Inc.:
5.375%, 3-1-23(H)	16,348	16,839
7.000%, 6-1-26(H)	23,211	24,520
8.500%, 5-1-27(H)	5,350	5,885
Waste Pro USA, Inc.,
5.500%, 2-15-26(H)	2,140	2,231
		49,475

Research & Consulting Services – 0.3%
Alliance Data Systems Corp.,
4.750%, 12-15-24(H)	16,044	16,004

Total Industrials - 7.7%		357,374

Information Technology

Application Software – 1.4%
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23(H)	71,958	68,720

Data Processing & Outsourced Services – 1.7%
Italics Merger Sub, Inc.,
7.125%, 7-15-23(H)	69,763	70,810
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25(H)	7,864	8,336
		79,146

Electronic Equipment & Instruments – 0.2%
NCR Corp.:
5.750%, 9-1-27(H)	5,323	5,669
6.125%, 9-1-29(H)	5,323	5,776
		11,445

IT Consulting & Other Services – 1.3%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25(H)	4,761	4,940
NCR Escrow Corp.,
6.375%, 12-15-23	29,376	30,110
Pioneer Holding Corp.,
9.000%, 11-1-22(H)	23,446	24,501
		59,551

Total Information Technology - 4.6%		218,862

Materials

Aluminum – 1.3%
Constellium N.V.:
5.750%, 5-15-24(H)	21,281	21,866
5.875%, 2-15-26(H)	13,497	14,273
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(H)	12,449	13,056
5.875%, 9-30-26(H)	8,281	8,812
		58,007

Commodity Chemicals – 0.6%
NOVA Chemicals Corp.:
4.875%, 6-1-24(H)	19,673	20,312

5.250%, 6-1-27(H)	7,869	8,086
		28,398

Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7-15-22(H)	32,232	29,976

Fertilizers & Agricultural Chemicals – 0.6%
Pinnacle Operating Corp.,
9.000%, 5-15-23(C)(H)	70,641	28,256

Metal & Glass Containers – 0.4%
ARD Finance S.A. (6.500% Cash or 7.250% PIK),
6.500%, 6-30-27(H)(I)	11,358	11,744
HudBay Minerals, Inc.:
7.250%, 1-15-23(H)	3,257	3,377
7.625%, 1-15-25(H)	4,887	5,158
		20,279
Total Materials - 3.5%		164,916

TOTAL CORPORATE DEBT SECURITIES – 67.6%		$3,165,868
(Cost: $3,342,385)

LOANS(L)

Communication Services

Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.049%, 7-25-21	3,489	3,366
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.299%, 7-25-22	16,170	14,279
		17,645

Broadcasting – 0.8%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps),
5.299%, 8-1-26	36,423	36,592

Integrated Telecommunication Services – 1.2%
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.927%, 10-10-24	65,469	55,330

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps),
6.299%, 8-31-25(C)	6,874	6,891

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
5.340%, 5-27-24	7,958	7,079

Total Communication Services - 2.6%		123,537

Consumer Discretionary

Apparel Retail – 1.1%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps),
8.799%, 11-28-22(C)	27,666	26,974
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22(B)	26,183	24,700
		51,674

Department Stores – 0.2%
Belk, Inc. (ICE LIBOR plus 675 bps),
8.803%, 7-31-25	12,567	8,695

Housewares & Specialties – 0.5%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
5.792%, 5-15-23	22,374	21,926

Restaurants – 0.4%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps),
8.299%, 8-30-26	18,956	18,158
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.427%, 4-18-25	22,640	2,308
		20,466

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps),
8.299%, 8-4-25	11,666	11,800

Specialty Stores – 1.2%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.934%, 10-16-23	21,028	14,575
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.042%, 5-21-24	24,512	8,415
Staples, Inc. (ICE LIBOR plus 500 bps),
6.691%, 4-12-26	34,243	33,614
		56,604

Textiles – 0.5%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.049%, 6-15-25	25,090	24,965

Total Consumer Discretionary - 4.2%		196,130

Consumer Staples

Packaged Foods & Meats – 0.3%
Bellring Brands LLC (ICE LIBOR plus 500 bps),
6.799%, 10-21-24	15,039	15,180

Total Consumer Staples - 0.3%		15,180

Energy

Coal & Consumable Fuels – 0.7%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.659%, 3-28-22	41,864	17,852
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
10.150%, 3-15-22(C)	4,406	4,384
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3-15-29(I)	13,842	10,659
		32,895

Oil & Gas Drilling – 0.0%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps),
8.549%, 2-28-23	432	290

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (8.890% Cash or 8.890% PIK),
8.890%, 8-7-20(B)(C)(I)	13,792	12,689

Oil & Gas Exploration & Production – 0.4%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps),
12.180%, 12-31-21	15,000	11,125

California Resources Corp. (ICE LIBOR plus 475 bps),
6.555%, 12-31-22	11,612	10,349
		21,474

Oil & Gas Storage & Transportation – 1.6%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.659%, 2-16-21	15,494	14,526
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.659%, 8-12-20	25,955	25,241
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
7.040%, 3-1-26	34,400	32,938
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps),
5.799%, 5-22-26	3,793	3,743
		76,448
Total Energy - 3.0%		143,796

Financials

Asset Management & Custody Banks – 0.5%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
8.535%, 7-20-26	24,780	24,656

Financial Exchanges & Data – 0.4%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps),
5.299%, 4-3-25(C)	20,180	20,281

Insurance Brokers – 0.3%
NFP Corp. (ICE LIBOR plus 300 bps),
4.799%, 1-8-24	15,529	15,451

Investment Banking & Brokerage – 0.4%
Jane Street Group LLC (ICE LIBOR plus 300 bps),
4.799%, 8-25-22	20,670	20,618

Other Diversified Financial Services – 0.0%
New Cotai LLC,
0.000%, 7-20-20(M)	293	293
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.965%, 7-20-20	472	472
5.000%, 7-20-20	472	472
		1,237

Property & Casualty Insurance – 1.0%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
6.299%, 2-28-25(C)	37,233	34,627
Amynta Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.299%, 2-28-26	12,493	12,556
		47,183

Specialized Finance – 0.5%
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.950%, 8-25-23	20,898	16,301
7.200%, 8-25-23	12,477	9,732
		26,033
Total Financials - 3.1%		155,459

Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps),
11.556%, 10-1-25	3,873	3,328

Health Care Facilities – 1.3%
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps),
5.563%, 7-2-25	25,003	25,113
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps),
6.202%, 11-16-25	38,327	38,605
		63,718

Health Care Services – 1.8%
Heartland Dental LLC,
0.000%, 4-30-25(M)	547	543
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.549%, 4-30-25	24,329	24,177
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps),
6.813%, 6-26-26	60,806	60,198
		84,918

Health Care Technology – 1.2%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.299%, 8-27-25	54,480	54,798

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps),
7.447%, 9-6-24	7,015	6,542

Total Health Care - 4.5%		213,304

Industrials

Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
9.799%, 3-27-22	19,651	19,258

Construction & Engineering – 1.1%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
6.945%, 5-10-25	33,835	19,700
McDermott Technology Americas, Inc.,
0.000%, 10-21-21(M)	8,582	8,745
McDermott Technology Americas, Inc. (ICE LIBOR plus 1,000 bps):
11.900%, 10-21-21	2,491	2,538
12.002%, 10-21-21	5,480	5,584
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.445%, 7-10-22(C)	18,232	14,586
		51,153

Diversified Support Services – 0.1%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps),
5.549%, 11-26-26	5,650	5,692

Industrial Conglomerates – 0.8%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.349%, 10-20-22	32,994	32,994

PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.349%, 10-20-23	6,112	5,990
		38,984

Industrial Machinery – 1.7%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.445%, 1-30-23	75,652	71,302
Form Technologies LLC (ICE LIBOR plus 325 bps),
5.195%, 1-28-22(C)	9,216	8,939
		80,241
Total Industrials - 4.1%		195,328

Information Technology

Application Software – 0.4%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
8.945%, 9-19-25	12,484	12,692
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps),
8.799%, 5-15-23(C)	3,046	3,000
		15,692

Communications Equipment – 0.9%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
6.191%, 11-30-25	32,783	30,898
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
10.441%, 11-30-26	16,995	12,577
		43,475

Data Processing & Outsourced Services – 1.0%
CommerceHub, Inc. (ICE LIBOR plus 375 bps),
5.299%, 5-21-25	19,058	18,629
Cyxtera DC Holdings, Inc.,
0.000%, 5-1-25(M)	3,780	2,276
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
8.990%, 5-1-25	17,215	10,367
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
4.740%, 5-1-24	18,155	15,965
		47,237
Total Information Technology - 2.3%		106,404

Materials

Construction Materials – 0.6%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.799%, 5-31-25	25,940	25,473

Total Materials - 0.6%		25,473

TOTAL LOANS – 24.7%		$1,174,611
(Cost: $1,308,458)

SHORT-TERM SECURITIES	Shares

Money Market Funds (O)- 2.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (N)	8,937	8,937

State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	113,101	113,101
		122,038

TOTAL SHORT-TERM SECURITIES – 2.6%		$122,038
(Cost: $122,038)

TOTAL INVESTMENT SECURITIES – 99.4%		$4,671,216
(Cost: $5,005,141)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		29,119

NET ASSETS – 100.0%		$4,700,335

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At December 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value

BIS Industries Ltd.	12-22-17	19,683		$1,852	$966
Larchmont Resources LLC	12-8-16	18		6,189	4,584
Maritime Finance Co. Ltd.	9-19-13	1,750		26,734	12,826
New Cotai Participation Corp., Class B	4-12-13	–	*	810	–
Sabine Oil & Gas Corp.	12-7-16	5		232	378
Pinnacle Agriculture Enterprises LLC	3-10-17	49,044		22,291	–	*
Targa Resources Corp., 9.500%	10-24-17	47		52,454	51,179

				$110,562	$69,933

The total value of these securities represented 1.5% of net assets at December 31, 2019.

(E)	Listed on an exchange outside the United States.
(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	All or a portion of securities with an aggregate value of $8,696 are on loan.
(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $2,805,219 or 59.7% of net assets.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(J)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(L)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Investment made with cash collateral received from securities on loan.
(O)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$135,309	$—	$—	*
Consumer Staples	—	—	—	*
Energy	86	2,543	4,962
Financials	—	—	12,826
Health Care	823	—	—
Industrials	—	—	966
Total Common Stocks	$136,218	$2,543	$18,754
Preferred Stocks	—	51,179	—	*
Warrants	—	5	—
Corporate Debt Securities	—	3,137,612	28,256
Loans	—	1,042,240	132,371
Short-Term Securities	122,038	—	—
Total	$258,256	$4,233,579	$179,381

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities		Loans
Beginning Balance 4-1-19	$29,298	$9,991	$-	*	$305,037
Net realized gain (loss)	-	-	-		77
Net change in unrealized appreciation (depreciation)	(9,720)	(9,991)	(8,478)		(3,120)
Purchases	4,349	-	-		12,690
Sales	(2,674)	-	-	*	(37,893)
Amortization/Accretion of premium/discount	-	-	-		395
Transfers into Level 3 during the period	150	-	36,734		75,964
Transfers out of Level 3 during the period	(2,649)	-	-		(220,779)
Ending Balance 12-31-19	$18,754	$- *	$28,256		$132,371
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-19	$(9,720)	$(9,991)	$(8,478)		$(3,241)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-19		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)

Assets
Common Stocks	$12,826		Net asset approach	Adjusted book value	1.00x
	966		Market approach	Adjusted EBITDA multiple	6.20x
	4,962		Third-party valuation service	Broker quotes	N/A

Preferred Stocks	-	*	Transaction	Price	$0

Corporate Debt Securities	28,256		Transaction	Price	$40

Loans	132,371		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,005,141

Gross unrealized appreciation	175,616

Gross unrealized depreciation	(509,541)

Net unrealized depreciation	$(333,925)